CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash dividends declared, per share	¥ 5,200	¥ 5,000	¥ 4,800